Cover	Mar. 08, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A (the "Amendment") is being filed as an amendment to the Current Report on Form 8-K previously filed by TerrAscend Corp. (the "Company") with the U.S. Securities Exchange Commission ("SEC") on March 14, 2022 (the "Initial Form 8-K") relating to the acquisition of Gage Growth Corp. ("Gage"). As indicated in the Original 8-K, this Amendment is being filed to provide the financial statements and pro forma financial information required by Item 9.01 of Form 8-K, which were not previously filed with the Initial Form 8-K as permitted by the rules of the SEC. This Amendment includes as exhibits hereto (1) the audited consolidated financial statements of Gage for the year ended December 31, 2021 and (2) the unaudited proforma condensed combined financial statements of the Company for the year ended December 31, 2021, after giving effect to the acquisition of Gage. This Amendment should be read in conjunction with the Initial Form 8-K and the Company's other filings with the SEC. Except as provided herein, all information in the Initial Form 8-K remains unchanged.
Document Period End Date	Mar. 08, 2022
Entity File Number	000-56363
Entity Registrant Name	TerrAscend Corp.
Entity Central Index Key	0001778129
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	A6
Entity Address, Address Line One	3610 Mavis Road
Entity Address, City or Town	Mississauga
Entity Address, State or Province	ON
Entity Address, Postal Zip Code	L5C 1W2
City Area Code	855
Local Phone Number	837-7295
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false